Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table Total for PEO 1 ($)	Summary Compensation Table Total for PEO 2 ($)	Average Summary Compensation Table Total Compensation for Non-PEO NEOs ($)	Compensation Actually Paid to PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	GAAP Net Loss ($)
Fiscal Year
2024(1)	410,000	647,582	520,592	233,040	518,622	470,327	13.93	(166,523,000)
2023(2)	1,106,747	—	574,694	1,296,543	—	623,539	10.67	(18,948,000)
2022(3)	1,326,782	—	761,169	1,143,688	—	750,769	9.36	(18,964,000)

(1)
The PEO 1 for 2024 is Steven M. Fruchtman, M.D., who served as Chief Executive Officer of the Company until April 1, 2024. The PEO 2 for 2024 is Werner Cautreels, Ph.D., who served as Chief Executive Officer of the Company from April 1, 2024 through the year ended December 31, 2024. Non-PEO NEOs for 2024 are Mark P. Guerin and Victor Moyo.

(2)
The PEO 1 for 2023 is Steven M. Fruchtman, M.D.; there was no NEO 2 for 2023. Non-PEO NEOs for 2023 are Mark P. Guerin and Victor Moyo.

(3)
The PEO 1 for 2022 is Steven M. Fruchtman, M.D.; there was no NEO 2 for 2022. Non-PEO NEOs for 2022 are Mark P. Guerin and Mark S. Gelder.

The following table provides additional information on how CAP for each reporting year was determined, starting with SCT compensation, and applying each of the required adjustments, as applicable, in accordance with the PVP rules.
	Summary Compensation Table Total Compensation ($)	Value of Equity Awards Deducted from SCT ($)	Fair Value of Equity Awards Compensation Granted in Current Year ($)(1)	Year-Over- Year Change in Fair Value of Unvested Equity Awards ($)(2)	Year-Over-Year Change in Fair Value of Equity Awards Vested During the Year ($)(3)	Prior Year-End Fair Value of Equity Awards Forfeited in the Year ($)	Compensation Actually Paid ($)
PEO 1
2024	410,000	—	—	(112,154)	12,633	(77,438)	233,040
2023	1,106,747	182,275	185,333	14,611	172,127	—	1,296,543
2022	1,326,782	418,923	375,187	(122,993)	(16,365)	—	1,143,688
PEO 2
2024	647,582	200,000	71,040	—	—	—	518,622
Average Non-PEO NEOs
2024	520,592	—	—	(33,051)	(17,214)	—	470,327
2023	574,694	73,922	75,976	4,169	42,622	—	623,539
2022	761,169	82,218	127,741	(51,566)	(4,357)	—	750,769

(1)
These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(2)
These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(3)
These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Named Executive Officers, Footnote
(1)
The PEO 1 for 2024 is Steven M. Fruchtman, M.D., who served as Chief Executive Officer of the Company until April 1, 2024. The PEO 2 for 2024 is Werner Cautreels, Ph.D., who served as Chief Executive Officer of the Company from April 1, 2024 through the year ended December 31, 2024. Non-PEO NEOs for 2024 are Mark P. Guerin and Victor Moyo.
				(2) The PEO 1 for 2023 is Steven M. Fruchtman, M.D.; there was no NEO 2 for 2023. Non-PEO NEOs for 2023 are Mark P. Guerin and Victor Moyo.	(3) The PEO 1 for 2022 is Steven M. Fruchtman, M.D.; there was no NEO 2 for 2022. Non-PEO NEOs for 2022 are Mark P. Guerin and Mark S. Gelder.
Adjustment To PEO Compensation, Footnote
	Summary Compensation Table Total Compensation ($)	Value of Equity Awards Deducted from SCT ($)	Fair Value of Equity Awards Compensation Granted in Current Year ($)(1)	Year-Over- Year Change in Fair Value of Unvested Equity Awards ($)(2)	Year-Over-Year Change in Fair Value of Equity Awards Vested During the Year ($)(3)	Prior Year-End Fair Value of Equity Awards Forfeited in the Year ($)	Compensation Actually Paid ($)
PEO 1
2024	410,000	—	—	(112,154)	12,633	(77,438)	233,040
2023	1,106,747	182,275	185,333	14,611	172,127	—	1,296,543
2022	1,326,782	418,923	375,187	(122,993)	(16,365)	—	1,143,688
PEO 2
2024	647,582	200,000	71,040	—	—	—	518,622
Average Non-PEO NEOs
2024	520,592	—	—	(33,051)	(17,214)	—	470,327
2023	574,694	73,922	75,976	4,169	42,622	—	623,539
2022	761,169	82,218	127,741	(51,566)	(4,357)	—	750,769

(1)
These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(2)
These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(3)
These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount			$ 520,592	$ 574,694	$ 761,169
Non-PEO NEO Average Compensation Actually Paid Amount			$ 470,327	623,539	750,769
Adjustment to Non-PEO NEO Compensation Footnote
	Summary Compensation Table Total Compensation ($)	Value of Equity Awards Deducted from SCT ($)	Fair Value of Equity Awards Compensation Granted in Current Year ($)(1)	Year-Over- Year Change in Fair Value of Unvested Equity Awards ($)(2)	Year-Over-Year Change in Fair Value of Equity Awards Vested During the Year ($)(3)	Prior Year-End Fair Value of Equity Awards Forfeited in the Year ($)	Compensation Actually Paid ($)
PEO 1
2024	410,000	—	—	(112,154)	12,633	(77,438)	233,040
2023	1,106,747	182,275	185,333	14,611	172,127	—	1,296,543
2022	1,326,782	418,923	375,187	(122,993)	(16,365)	—	1,143,688
PEO 2
2024	647,582	200,000	71,040	—	—	—	518,622
Average Non-PEO NEOs
2024	520,592	—	—	(33,051)	(17,214)	—	470,327
2023	574,694	73,922	75,976	4,169	42,622	—	623,539
2022	761,169	82,218	127,741	(51,566)	(4,357)	—	750,769

(1)
These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(2)
These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(3)
These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
During fiscal 2022, 2023 and 2024, compensation actually paid to PEO 1 increased from $1,143,688 in fiscal 2022 to $1,296,543 in fiscal 2023, then decreased to 233,040 in fiscal 2024. There was no compensation actually paid to PEO 2 in fiscal year 2022 or 2023. In fiscal 2024, compensation actually paid to PEO 2 was $518,622. Average compensation actually paid to our Non-PEO NEOs decreased from $750,769 in fiscal 2022 to $623,539 in fiscal 2023, and to $470,327 in fiscal 2024. Over the same period, the value of an investment of $100 in our common stock on the last trading day of 2022 increased from $9.36 in 2022 to $10.67 during fiscal 2023 and to $13.93 during fiscal 2024, for a total increase over fiscal 2022, 2023 and 2024 of $4.57.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Loss (GAAP)
During fiscal 2022, 2023 and 2024, compensation actually paid to PEO 1 increased from $1,143,688 in fiscal 2022 to $1,296,543 in fiscal 2023, then decreased to 233,040 in fiscal 2024. There was no compensation actually paid to PEO 2 in fiscal year 2022 or 2023. In fiscal year 2024 compensation actually paid to PEO 2 was $518,622. Average compensation actually paid to our Non-PEO NEOs decreased from $750,769 in fiscal 2022 to $623,539 in fiscal 2023, and to $470,327 in fiscal 2024. Our net loss increased by $2,801,000 during fiscal 2022 (from a net loss in fiscal 2021 of $16,163,000 to a net loss in fiscal 2022 of $18,964,000), decreased by $16,000 during fiscal 2023 (from a net loss in fiscal 2022 of $18,964,000 to a net loss in fiscal 2023 of $18,948,000) and increased by $147,575,000 during fiscal 2024 (from a net loss in fiscal 2023 of $18,948,000 to a net loss in fiscal 2024 of $147,575,000). The 2024 net loss reflects a non-cash charge of $117.5 million related to in-process research and development from the Company’s April 2024 acquisition of Trawsfynydd.

Total Shareholder Return Amount			$ 13.93	10.67	9.36
Net Income (Loss)			(166,523,000)	(18,948,000)	(18,964,000)
PEO Name	Steven M. Fruchtman, M.D.	Werner Cautreels, Ph.D.
Steven M. Fruchtman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			410,000	1,106,747	1,326,782
PEO Actually Paid Compensation Amount			233,040	1,296,543	1,143,688
Werner Cautreels [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			647,582
PEO Actually Paid Compensation Amount			518,622
PEO | Steven M. Fruchtman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(182,275)	(418,923)
PEO | Steven M. Fruchtman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				185,333	375,187
PEO | Steven M. Fruchtman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(112,154)	14,611	(122,993)
PEO | Steven M. Fruchtman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,633	172,127	(16,365)
PEO | Steven M. Fruchtman [Member] | Prior Year-End Fair Value of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(77,438)
PEO | Werner Cautreels [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(200,000)
PEO | Werner Cautreels [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			71,040
PEO | Werner Cautreels [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Werner Cautreels [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Werner Cautreels [Member] | Prior Year-End Fair Value of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				73,922	(82,218)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				75,976	127,741
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(33,051)	4,169	(51,566)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,214)	42,622	(4,357)
Non-PEO NEO | Prior Year-End Fair Value of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount